Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 113,091	$ 70,079
Additions	44,454	50,057
Disposals	(1,166)	(165)
Depreciation provided during the year	(11,046)	(8,248)
Exchange realignment	391	1,368
Property, plant and equipment, ending balance	145,724	113,091
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	126,499	74,900
Property, plant and equipment, ending balance	168,350	126,499
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(13,408)	(4,821)
Property, plant and equipment, ending balance	(22,626)	(13,408)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	41,737	30,993
Disposals	(859)
Depreciation provided during the year	(3,787)	(2,560)
Exchange realignment	123	375
Transfers	14,749	12,929
Property, plant and equipment, ending balance	51,963	41,737
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	45,831	32,527
Property, plant and equipment, ending balance	59,660	45,831
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(4,094)	(1,534)
Property, plant and equipment, ending balance	(7,697)	(4,094)
Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	29,528	25,052
Additions	1,603
Disposals	(230)	(165)
Depreciation provided during the year	(6,458)	(4,593)
Exchange realignment	358	775
Transfers	11,192	8,459
Property, plant and equipment, ending balance	35,993	29,528
Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	37,400	27,992
Property, plant and equipment, ending balance	49,264	37,400
Machinery and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(7,872)	(2,940)
Property, plant and equipment, ending balance	(13,271)	(7,872)
Computer and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,876	973
Additions	7	560
Disposals	(77)
Depreciation provided during the year	(797)	(1,091)
Exchange realignment	10	12
Transfers	341	1,422
Property, plant and equipment, ending balance	1,360	1,876
Computer and Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	3,308	1,314
Property, plant and equipment, ending balance	3,004	3,308
Computer and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(1,432)	(341)
Property, plant and equipment, ending balance	(1,644)	(1,432)
Transportation Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	34	36
Depreciation provided during the year	(4)	(4)
Exchange realignment	1	2
Property, plant and equipment, ending balance	31	34
Transportation Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	44	42
Property, plant and equipment, ending balance	45	44
Transportation Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(10)	(6)
Property, plant and equipment, ending balance	(14)	(10)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	37,027	10,136
Additions	42,844	49,497
Exchange realignment	(101)	204
Transfers	(26,282)	(22,810)
Property, plant and equipment, ending balance	53,488	37,027
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	37,027	10,136
Property, plant and equipment, ending balance	$ 53,488	$ 37,027